Income Taxes - Schedule of Provision for Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before Income tax,Domestic			$ (33,422)	$ (16,939)
Income (loss) before Income tax,Foreign			68	20
Loss before provision for income taxes	$ (50,293)	$ (20,901)	(33,354)	(16,919)
Current income tax expense, U.S. Federal			0	0
Current income tax expense, State			7	2
Current income tax expense, Foreign			21	6
Total current income tax expense			28	8
Deferred income tax expense(benefit), U.S. Federal				(61)
Deferred income tax expense(benefit), State				(8)
Deferred income tax expense(benefit), Foreign			0	0
Total deferred income tax expense(benefit),	(1,396)	0		(69)
Total provision for (benefit from) income taxes	$ (1,377)	$ 21	$ 28	$ (61)